LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.93%
Aerospace & Defense–1.03%
†Axon Enterprise	29,423	$ 5,149,614
Curtiss-Wright	18,674	2,356,285
†Hexcel	37,941	2,253,316
†Mercury Systems	25,346	1,201,907
		10,961,122
Air Freight & Logistics–0.33%
†GXO Logistics	43,993	3,450,811
		3,450,811
Airlines–0.21%
†JetBlue Airways	144,467	2,208,900
		2,208,900
Auto Components–1.63%
†Adient	43,135	1,787,946
Dana	66,528	1,479,583
†Fox Factory Holding	19,121	2,763,749
Gentex	107,784	3,554,716
†Goodyear Tire & Rubber	127,355	2,254,184
Lear	27,109	4,242,016
†Visteon	12,625	1,191,674
		17,273,868
Automobiles–0.53%
Harley-Davidson	70,024	2,563,579
Thor Industries	25,227	3,096,866
		5,660,445
Banks–7.01%
Associated Banc-Corp	68,964	1,477,209
BancorpSouth Bank	49,551	1,475,629
Bank of Hawaii	18,237	1,498,534
Bank OZK	55,131	2,369,530
Cathay General Bancorp	35,395	1,464,999
CIT Group	45,178	2,346,997
Commerce Bancshares	47,971	3,342,619
Cullen/Frost Bankers	25,767	3,056,482
East West Bancorp	64,548	5,005,052
First Financial Bankshares	57,214	2,628,983
First Horizon National	247,780	4,036,336
FNB	144,308	1,676,859
Fulton Financial	73,262	1,119,443
Glacier Bancorp	49,058	2,715,360
Hancock Whitney	39,239	1,848,942
Home BancShares	68,482	1,611,382
International Bancshares	25,152	1,047,329
PacWest Bancorp	53,341	2,417,414
Pinnacle Financial Partners	34,658	3,260,625
Prosperity Bancshares	42,343	3,011,858
Signature Bank	27,489	7,484,705
Sterling Bancorp	87,124	2,174,615
Synovus Financial	66,009	2,897,135
†Texas Capital Bancshares	22,862	1,372,177
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
UMB Financial	19,854	$ 1,920,080
Umpqua Holdings	100,692	2,039,013
United Bankshares	58,118	2,114,333
Valley National Bancorp	185,079	2,463,402
Webster Financial	41,265	2,247,292
Wintrust Financial	26,084	2,096,371
		74,220,705
Beverages–0.20%
†Boston Beer Class A	4,239	2,160,830
		2,160,830
Biotechnology–1.66%
†Arrowhead Pharmaceuticals	47,428	2,960,930
†Emergent BioSolutions	20,899	1,046,413
†Exelixis	142,095	3,003,888
†Halozyme Therapeutics	64,665	2,630,572
†Neurocrine Biosciences	43,038	4,127,775
†United Therapeutics	20,389	3,763,402
		17,532,980
Building Products–2.41%
†Builders FirstSource	94,248	4,876,391
Carlisle	23,745	4,720,269
Lennox International	15,538	4,570,813
Owens Corning	46,037	3,936,163
Simpson Manufacturing	19,813	2,119,397
†Trex	52,475	5,348,777
		25,571,810
Capital Markets–2.68%
Affiliated Managers Group	18,572	2,806,044
Evercore Class A	17,670	2,361,949
FactSet Research Systems	17,102	6,751,528
Federated Hermes	42,906	1,394,445
Interactive Brokers Group Class A	39,666	2,472,778
Janus Henderson Group	77,711	3,211,796
Jefferies Financial Group	89,124	3,309,174
SEI Investments	47,884	2,839,521
Stifel Financial	47,866	3,252,973
		28,400,208
Chemicals–2.44%
Ashland Global Holdings	24,930	2,221,761
Avient	41,663	1,931,080
Cabot	25,551	1,280,616
Chemours	75,461	2,192,897
†Ingevity	18,085	1,290,726
Minerals Technologies	15,271	1,066,527
NewMarket	3,305	1,119,635
Olin	65,279	3,149,712
RPM International	58,919	4,575,060
Scotts Miracle-Gro	18,530	2,712,051
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Sensient Technologies	19,122	$ 1,741,632
Valvoline	82,555	2,574,065
		25,855,762
Commercial Services & Supplies–1.73%
Brink's	22,490	1,423,617
†Clean Harbors	22,896	2,378,208
Herman Miller	33,285	1,253,513
†IAA	61,380	3,349,507
†KAR Auction Services	56,104	919,545
MSA Safety	16,602	2,418,911
†Stericycle	41,820	2,842,505
Tetra Tech	24,665	3,683,471
		18,269,277
Communications Equipment–0.87%
†Ciena	70,541	3,622,281
†Lumentum Holdings	34,589	2,889,565
†NetScout Systems	33,154	893,500
†ViaSat	33,371	1,837,741
		9,243,087
Construction & Engineering–1.26%
†AECOM	64,329	4,062,376
†Dycom Industries	13,831	985,320
EMCOR Group	24,257	2,798,773
†Fluor	64,713	1,033,467
†MasTec	25,756	2,222,228
Valmont Industries	9,691	2,278,548
		13,380,712
Construction Materials–0.23%
Eagle Materials	18,865	2,474,333
		2,474,333
Consumer Finance–0.71%
FirstCash	18,549	1,623,038
†LendingTree	4,963	693,976
Navient	74,978	1,479,316
†PROG Holdings	30,496	1,281,137
SLM	136,544	2,403,174
		7,480,641
Containers & Packaging–0.80%
AptarGroup	29,913	3,570,117
Greif Class A	11,969	773,197
Silgan Holdings	38,223	1,466,234
Sonoco Products	43,941	2,618,005
		8,427,553
Diversified Consumer Services–0.90%
Graham Holdings Class B	1,823	1,074,039
†Grand Canyon Education	20,317	1,787,083
H&R Block	82,171	2,054,275
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
Service Corp International	76,496	$ 4,609,649
		9,525,046
Diversified Telecommunication Services–0.22%
†Iridium Communications	59,931	2,388,250
		2,388,250
Electric Utilities–1.02%
ALLETE	23,843	1,419,135
Hawaiian Electric Industries	49,801	2,033,375
IDACORP	23,030	2,380,842
OGE Energy	91,170	3,004,963
PNM Resources	39,186	1,938,923
		10,777,238
Electrical Equipment–1.71%
Acuity Brands	16,268	2,820,383
EnerSys	19,564	1,456,344
Hubbell	24,710	4,464,356
nVent Electric	76,444	2,471,435
Regal Beloit	18,515	2,783,545
†Sunrun	93,482	4,113,208
		18,109,271
Electronic Equipment, Instruments & Components–3.17%
†Arrow Electronics	32,061	3,600,130
Avnet	45,540	1,683,614
Belden	20,144	1,173,589
Cognex	79,967	6,414,953
†Coherent	11,123	2,781,751
†II-VI	47,788	2,836,696
Jabil	66,175	3,862,635
Littelfuse	11,186	3,056,798
National Instruments	60,009	2,354,153
SYNNEX	18,918	1,969,364
Vishay Intertechnology	59,849	1,202,366
Vontier	76,945	2,585,352
		33,521,401
Energy Equipment & Services–0.41%
†ChampionX	91,791	2,052,447
†NOV	177,600	2,328,336
		4,380,783
Entertainment–0.11%
World Wrestling Entertainment Class A	20,791	1,169,702
		1,169,702
Equity Real Estate Investment Trusts–9.12%
American Campus Communities	62,807	3,042,999
Apartment Income REIT	71,407	3,485,376
Brixmor Property Group	135,277	2,990,974

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Camden Property Trust	45,594	$ 6,723,747
CoreSite Realty	19,988	2,769,138
Corporate Office Properties Trust	50,746	1,369,127
Cousins Properties	67,756	2,526,621
CyrusOne	55,770	4,317,156
Douglas Emmett	79,711	2,519,665
EastGroup Properties	18,230	3,037,665
EPR Properties	33,798	1,668,945
First Industrial Realty Trust	58,812	3,062,929
Healthcare Realty Trust	64,663	1,925,664
Highwoods Properties	47,472	2,082,122
Hudson Pacific Properties	68,273	1,793,532
JBG SMITH Properties	52,625	1,558,226
Kilroy Realty	47,245	3,128,091
Lamar Advertising Class A	39,453	4,475,943
Life Storage	34,978	4,013,376
Macerich	97,073	1,622,090
Medical Properties Trust	267,562	5,369,969
National Retail Properties	79,935	3,452,393
National Storage Affiliates Trust	36,941	1,950,115
Omega Healthcare Investors	107,157	3,210,424
†Park Hotels & Resorts	106,988	2,047,750
Pebblebrook Hotel Trust	59,315	1,329,249
Physicians Realty Trust	98,399	1,733,790
PotlatchDeltic	30,291	1,562,410
PS Business Parks	9,079	1,423,042
Rayonier	63,405	2,262,290
Rexford Industrial Realty	62,434	3,543,130
Sabra Health Care REIT	97,543	1,435,833
SL Green Realty	30,231	2,141,564
Spirit Realty Capital	54,001	2,486,206
STORE Capital	110,816	3,549,437
Urban Edge Properties	49,657	909,220
		96,520,208
Food & Staples Retailing–1.13%
†BJ's Wholesale Club Holdings	62,457	3,430,138
Casey's General Stores	16,826	3,170,860
†Grocery Outlet Holding	39,222	846,019
†Performance Food Group	69,900	3,247,554
†Sprouts Farmers Market	53,272	1,234,312
		11,928,883
Food Products–1.78%
†Darling Ingredients	73,416	5,278,611
Flowers Foods	89,810	2,122,210
†Hain Celestial Group	36,933	1,579,994
Ingredion	30,527	2,717,208
Lancaster Colony	8,840	1,492,281
†Pilgrim's Pride	21,979	639,149
†Post Holdings	26,412	2,909,546
Sanderson Farms	9,691	1,823,846
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Tootsie Roll Industries	8,293	$ 252,356
		18,815,201
Gas Utilities–1.18%
National Fuel Gas	41,594	2,184,517
New Jersey Resources	43,567	1,516,567
ONE Gas	24,355	1,543,376
Southwest Gas Holdings	26,478	1,770,849
Spire	23,363	1,429,348
UGI	94,971	4,047,664
		12,492,321
Health Care Equipment & Supplies–3.83%
†Envista Holdings	73,248	3,062,499
†Globus Medical Class A	35,365	2,709,666
†Haemonetics	23,023	1,625,194
Hill-Rom Holdings	29,854	4,478,100
†ICU Medical	8,928	2,083,617
†Integra LifeSciences Holdings	32,390	2,218,067
†LivaNova	23,963	1,897,630
†Masimo	22,993	6,224,435
†Neogen	49,004	2,128,244
†NuVasive	23,310	1,395,103
†Penumbra	15,445	4,116,092
†Quidel	17,045	2,405,902
†STAAR Surgical	21,363	2,745,786
†Tandem Diabetes Care	28,600	3,414,268
		40,504,603
Health Care Providers & Services–3.07%
†Acadia Healthcare	40,910	2,609,240
†Amedisys	14,844	2,213,240
Chemed	7,064	3,285,608
Encompass Health	45,325	3,401,188
†HealthEquity	38,023	2,462,370
†LHC Group	14,451	2,267,506
†Molina Healthcare	26,443	7,174,250
†Option Care Health	62,800	1,523,528
Patterson	39,146	1,179,860
†Progyny	31,331	1,754,536
†R1 RCM	62,363	1,372,610
†Tenet Healthcare	48,631	3,231,044
		32,474,980
Hotels, Restaurants & Leisure–3.10%
†Boyd Gaming	36,820	2,329,233
Choice Hotels International	14,960	1,890,495
Churchill Downs	15,797	3,792,544
Cracker Barrel Old Country Store	10,869	1,519,921
Jack in the Box	10,015	974,760
Marriott Vacations Worldwide	19,458	3,061,327
Papa John's International	14,638	1,858,880

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Scientific Games Class A	43,752	$ 3,634,479
†Six Flags Entertainment	34,332	1,459,110
Texas Roadhouse	31,680	2,893,334
Travel + Leisure Co	39,336	2,144,992
Wendy's	80,138	1,737,392
Wingstop	13,474	2,208,793
Wyndham Hotels & Resorts	42,555	3,284,820
		32,790,080
Household Durables–1.58%
†Helen of Troy	10,845	2,436,655
KB Home	40,201	1,564,623
†Taylor Morrison Home	58,261	1,501,969
Tempur Sealy International	89,200	4,139,772
Toll Brothers	52,550	2,905,489
†TopBuild	15,058	3,084,029
†TRI Pointe Group	51,068	1,073,449
		16,705,986
Household Products–0.10%
Energizer Holdings	28,434	1,110,348
		1,110,348
Insurance–3.65%
†Alleghany	6,338	3,957,511
American Financial Group	29,471	3,708,336
†Brighthouse Financial	37,374	1,690,426
CNO Financial Group	59,385	1,397,923
First American Financial	49,975	3,350,824
Hanover Insurance Group	16,371	2,122,009
Kemper	27,712	1,850,884
Kinsale Capital Group	9,701	1,568,652
Mercury General	12,054	671,046
Old Republic International	129,072	2,985,435
Primerica	17,974	2,761,346
Reinsurance Group of America	30,956	3,444,164
RenaissanceRe Holdings	21,000	2,927,400
RLI	18,156	1,820,502
Selective Insurance Group	27,375	2,067,634
Unum Group	92,900	2,328,074
		38,652,166
Interactive Media & Services–0.25%
†TripAdvisor	44,315	1,500,063
†Yelp	31,719	1,181,215
		2,681,278
IT Services–1.75%
Alliance Data Systems	22,692	2,289,396
Concentrix	19,370	3,428,490
Genpact	77,911	3,701,552
†LiveRamp Holdings	30,931	1,460,871
MAXIMUS	28,030	2,332,096
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Sabre	144,442	$ 1,710,193
†WEX	20,373	3,588,500
		18,511,098
Leisure Products–1.35%
Brunswick	35,468	3,379,036
†Callaway Golf	52,530	1,451,404
†Mattel	158,834	2,947,959
Polaris	25,674	3,072,151
†YETI Holdings	39,670	3,399,322
		14,249,872
Life Sciences Tools & Services–1.25%
†Medpace Holdings	12,943	2,449,851
†Repligen	23,205	6,706,013
†Syneos Health	46,888	4,101,762
		13,257,626
Machinery–5.00%
AGCO	28,130	3,446,769
†Colfax	58,874	2,702,317
Crane	22,645	2,146,972
Donaldson	57,413	3,296,080
Flowserve	59,431	2,060,473
Graco	76,988	5,386,850
ITT	39,197	3,364,670
Kennametal	37,761	1,292,559
Lincoln Electric Holdings	27,105	3,490,853
†Middleby	25,316	4,316,631
Nordson	24,554	5,847,535
Oshkosh	31,243	3,198,346
Terex	31,972	1,346,021
Timken	30,955	2,025,076
Toro	48,699	4,743,770
Trinity Industries	36,417	989,450
Woodward	28,908	3,272,386
		52,926,758
Marine–0.12%
†Kirby	27,133	1,301,299
		1,301,299
Media–1.02%
Cable One	2,234	4,050,532
John Wiley & Sons Class A	19,612	1,023,943
New York Times Class A	75,854	3,737,327
TEGNA	99,888	1,969,791
		10,781,593
Metals & Mining–2.10%
†Cleveland-Cliffs	203,115	4,023,708
Commercial Metals	54,472	1,659,217
Compass Minerals International	15,359	989,120

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Reliance Steel & Aluminum	28,992	$ 4,129,041
Royal Gold	29,878	2,853,050
Steel Dynamics	87,877	5,139,047
United States Steel	122,796	2,697,828
Worthington Industries	14,781	778,959
		22,269,970
Multiline Retail–0.60%
Kohl's	71,129	3,349,465
†Nordstrom	49,121	1,299,250
†Ollie's Bargain Outlet Holdings	27,583	1,662,703
		6,311,418
Multi-Utilities–0.55%
Black Hills	28,690	1,800,585
MDU Resources Group	91,664	2,719,671
NorthWestern	22,898	1,312,055
		5,832,311
Oil, Gas & Consumable Fuels–2.14%
Antero Midstream	148,052	1,542,702
Cimarex Energy	46,851	4,085,407
†CNX Resources	99,315	1,253,355
†DTE Midstream	44,300	2,048,432
†EQT	136,968	2,802,365
Equitrans Midstream	183,832	1,864,056
HollyFrontier	68,204	2,259,599
Murphy Oil	65,474	1,634,886
Targa Resources	104,050	5,120,301
		22,611,103
Paper & Forest Products–0.25%
Louisiana-Pacific	42,510	2,608,839
		2,608,839
Personal Products–0.20%
†Coty Class A	151,566	1,191,309
Nu Skin Enterprises Class A	22,565	913,205
		2,104,514
Pharmaceuticals–0.75%
†Jazz Pharmaceuticals	27,360	3,562,546
†Nektar Therapeutics	82,294	1,478,000
Perrigo	60,800	2,877,664
		7,918,210
Professional Services–1.60%
†ASGN	24,253	2,743,984
†CACI International Class A	10,671	2,796,869
†FTI Consulting	15,500	2,087,850
Insperity	16,274	1,802,183
KBR	64,020	2,522,388
ManpowerGroup	24,840	2,689,675
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Science Applications International	26,480	$ 2,265,629
		16,908,578
Real Estate Management & Development–0.54%
†Jones Lang LaSalle	22,936	5,690,192
		5,690,192
Road & Rail–1.77%
†Avis Budget Group	21,085	2,456,613
Knight-Swift Transportation Holdings	75,316	3,852,414
Landstar System	17,504	2,762,481
Ryder System	24,594	2,034,170
†Saia	12,000	2,856,360
Werner Enterprises	27,992	1,239,206
†XPO Logistics	44,071	3,507,170
		18,708,414
Semiconductors & Semiconductor Equipment–3.98%
Amkor Technology	44,914	1,120,604
Brooks Automation	33,865	3,466,083
†Cirrus Logic	26,276	2,163,829
CMC Materials	13,368	1,647,339
†First Solar	44,824	4,278,899
†Lattice Semiconductor	62,179	4,019,872
MKS Instruments	25,205	3,803,686
†Semtech	29,400	2,292,318
†Silicon Laboratories	18,482	2,590,437
†SolarEdge Technologies	23,622	6,265,027
†Synaptics	16,044	2,883,588
Universal Display	19,528	3,338,507
†Wolfspeed	52,545	4,241,958
		42,112,147
Software–4.25%
†ACI Worldwide	53,439	1,642,180
†Aspen Technology	30,961	3,802,011
†Blackbaud	18,748	1,318,922
CDK Global	55,517	2,362,248
†Cerence	17,300	1,662,703
†CommVault Systems	20,799	1,566,373
†Digital Turbine	39,800	2,736,250
†Envestnet	24,636	1,976,793
†Fair Isaac	12,876	5,123,747
†J2 Global	21,946	2,998,262
†Manhattan Associates	28,948	4,429,912
†Mimecast	27,000	1,717,200
†NCR	59,680	2,313,197
†Paylocity Holding	17,808	4,993,363
†Qualys	15,231	1,695,058
†SailPoint Technologies Holding	41,800	1,792,384

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Teradata	49,956	$ 2,864,977
		44,995,580
Specialty Retail–3.68%
American Eagle Outfitters	68,870	1,776,846
†AutoNation	19,472	2,370,911
Dick's Sporting Goods	29,851	3,575,254
†Five Below	25,467	4,502,820
Foot Locker	40,183	1,834,756
†GameStop Class A	28,266	4,959,835
Lithia Motors Class A	13,540	4,292,722
Murphy	10,727	1,794,198
†RH	7,653	5,103,862
†Urban Outfitters	30,895	917,272
†Victoria's Secret & Co.	33,511	1,851,818
Williams-Sonoma	34,023	6,033,299
		39,013,593
Technology Hardware, Storage & Peripherals–0.12%
Xerox Holdings	61,351	1,237,450
		1,237,450
Textiles, Apparel & Luxury Goods–1.69%
†Capri Holdings	68,892	3,335,062
Carter's	19,903	1,935,368
Columbia Sportswear	15,910	1,524,814
†Crocs	27,890	4,001,657
†Deckers Outdoor	12,552	4,521,230
†Skechers USA Class A	61,125	2,574,585
		17,892,716
Thrifts & Mortgage Finance–0.79%
Essent Group	51,460	2,264,755
MGIC Investment	154,759	2,315,195
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
New York Community Bancorp	211,973	$ 2,728,092
Washington Federal	30,408	1,043,298
		8,351,340
Trading Companies & Distributors–0.85%
GATX	16,212	1,451,947
MSC Industrial Direct Class A	21,260	1,704,839
†Univar Solutions	77,446	1,844,764
Watsco	14,980	3,964,007
		8,965,557
Water Utilities–0.44%
Essential Utilities	101,695	4,686,106
		4,686,106
Wireless Telecommunication Services–0.08%
Telephone & Data Systems	44,887	875,296
		875,296
Total Common Stock (Cost $674,455,771)		1,047,242,369

MONEY MARKET FUND–1.02%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	10,778,919	10,778,919
Total Money Market Fund (Cost $10,778,919)		10,778,919

TOTAL INVESTMENTS–99.95% (Cost $685,234,690)	1,058,021,288
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	481,555
NET ASSETS APPLICABLE TO 72,810,028 SHARES OUTSTANDING–100.00%	$1,058,502,843

† Non-income producing.
LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
45	E-mini S&P MidCap 400 Index	$11,849,400	$12,174,630	12/17/21	$—	$(325,230)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,047,242,369	$—	$—	$1,047,242,369
Money Market Fund	10,778,919	—	—	10,778,919
Total Investments	$1,058,021,288	$—	$—	$1,058,021,288
Derivatives:

Liabilities:
Futures Contract	$(325,230)	$—	$—	$(325,230)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–8